NOTES PAYABLE (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jul. 04, 2021	Jul. 04, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Mar. 22, 2021	Feb. 19, 2021	Jan. 19, 2017	Dec. 21, 2016
Short-term notes payable			$ 43,253	$ 165,000	$ 96,000
Annual interest rate description			The notes carry annual interest rates between 4.3% and 16%, or 18% in the event of default.	The notes carry annual interest rates between 4.3% and 6% (16% to 18% in the event of default).
Short-term Notes Payable			$ 43,253	$ 165,000	96,000
Notes Payable				$ 27,000	329,000		$ 285,244
Annual Interest Rate Description				The notes carried annual interest rates between 0% and 10% and have default rates as high as 20%.
Short-term Notes Payable, Including Related Parties				$ 88,000	96,000
Notes Payable In Default, Including Related Parties Others				0	329,000
Outstanding Principal Balance			39,000	46,000	24,000
Accrued Interest			1,228,000	1,768,000	2,995,000		$ 32,945
Promissory Notes Issued				$ 323,000	0
Short-term Debt [Member]
Annual Interest Rate Description				The notes carried annual interest rates between 0% and 10% and have default rates as high as 20%.
Short-term Notes Payable, Including Related Parties				$ 40,000	51,000
Dr. Cartwright
Annual Interest Rate Description						The notes were initially issued with 0% interest, however interest increased to 6.0% interest
Notes Payable In Default, Including Related Parties Others					1,000,000
Outstanding Principal Balance				1,621,000					$ 1,621,000
Line of credit, balance			11,968
Promissory Notes Issued				100,000		$ 41,000
Financing Proceeds Received By Company						$ 1,000,000
Mr. Fowler
Annual Interest Rate Description						The notes were initially issued with 0% interest and then went into default with an interest rate of 18%.
Notes Payable In Default, Including Related Parties Others					$ 26,000,000
Outstanding Principal Balance			146,400	12,601						$ 13,900	$ 12,500
Mr. Fowler | Long-Term Debt - Related Parties
Outstanding Principal Balance			26,400					$ 26,400
Dr. Faupel
Annual Interest Rate Description						The notes were initially issued with 0% interest, however interest increased to 6.0% interest
Outstanding Principal Balance				661,000					$ 661,000
Promissory Notes Issued				85,000		$ 5,000
Financing Proceeds Received By Company						$ 1,000,000
March 22, 2021 exchange agreement [Member] | Mr. Fowler
Annual Interest Rate Description						The agreement brought the note current and will accrue interest at a rate of 6.0%.
Accrued Interest			18,718	18,718
Monthly payment of insurance			3,850	3,850
Short term promissory note			45,118	45,118
Short term promissory note, principal			26,400	26,400
Premium Finance Agreement [Member]
Monthly payment of insurance	$ 11,968	$ 11,299
Line of credit, balance			$ 11,968	$ 47,615
Line Of Credit Facility, Maximum Borrowing Capacity	$ 117,560	$ 109,000
Interest And Maturity Date Description	interest at 4.3% and matured in April 2022	interest at 4.968% and matured in April 2021